Business combinations - Schedule of Upserve Acquisition (Details) - USD ($) $ in Thousands	Dec. 01, 2020	Nov. 25, 2020
Upserve
Current assets
Cash	$ 15,652
Trade receivables and other assets	2,512
Current assets recognised as of acquisition date	18,164
Property and equipment	376
Goodwill	339,317
Customer relationships	82,499
Software technology	18,300
Other long-term assets	123
Total assets	458,779
Current liabilities
Accounts payable and accrued liabilities	28,371
Deferred revenue	3,392
Total liabilities	31,763
Fair value of net assets acquired	427,016
Less: Cash acquired	15,652
Fair value of net assets acquired, less cash acquired	411,364
Paid in Common Shares of the Company	310,214
Paid in cash	98,921
Receivable from ShopKeep (already partially received)	$ 2,229
ShopKeep
Current assets
Cash		$ 11,267
Trade receivables and other assets		3,197
Current assets recognised as of acquisition date		15,995
Property and equipment		765
Goodwill		474,350
Customer relationships		83,000
Software technology		13,400
Other long-term assets		122
Total assets		587,632
Current liabilities
Accounts payable and accrued liabilities		18,228
Deferred revenue		4,417
Total liabilities		22,645
Fair value of net assets acquired		564,987
Less: Cash acquired		11,267
Fair value of net assets acquired, less cash acquired		553,720
Paid in Common Shares of the Company		380,574
Paid in cash		134,055
Value of replacement awards issued		40,432
Receivable from ShopKeep (already partially received)		$ (1,341)